Income Taxes - Additional Information (Details) - USD ($)		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Income tax benefits		$ 37,000	$ 3,000
Net operating loss carryforwards		$ 71,000,000.0	37,100,000	$ 13,000,000.0
Tax positions settlement		50.00%
Uncertain tax positions		$ 0	0	$ 0
Uncertain tax positions accrued interest or penalties		0	0
Uncertain tax positions accrued interest or penalties recognized in statement of operations		$ 0	$ 0
Corporate income tax rate		19.00%	19.00%	19.00%
Scenario Forecast
Income Tax Disclosure [Line Items]
Corporate income tax rate	25.00%
United Kingdom
Income Tax Disclosure [Line Items]
Income tax benefits		$ 0	$ 0	$ 0